Inventories	6 Months Ended
Jun. 30, 2018
Inventory Disclosure [Abstract]
Inventories

(7)   Inventories

Inventories are comprised of the following:

	As of June 30, 2018	As of December 31, 2017

	(Dollars in thousands)
Inventories:
Raw materials	$73,349	$39,434
Work in process	109,091	85,852
Finished goods	68,888	48,865

Total	$251,328	$174,151